Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Ordinary shares of the Company are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange.

The Ordinary shares confer upon their holders the right to receive notice, to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

b.
In August 2006, the Company's Board of Directors authorized the purchase of up to $ 30,000 but not more than 2,000,000 of its outstanding Ordinary shares in the open market, from time to time, at prevailing market prices. No time limit was given with respect to the duration of the share purchase program. As of December 31, 2007, the Company had repurchased 1,631,724 Ordinary shares under the program for total consideration of approximately $ 30,000, or an average price of $ 18.37 per share, and the program was completed.

In July 2007, the Company's Board of Directors authorized the purchase of up to additional $ 30,000 of its outstanding Ordinary shares in the open market, from time to time, at prevailing market prices. No time limit was given with respect to the duration of the share purchase program. As of December 31, 2011, the Company had repurchased 3,564,360 Ordinary shares under the program for total consideration of $ 27,306, or an average price of $ 7.66 per share.

On September 7, 2010, the Company completed a self tender offer to purchase 5% of its voting power or 976,906 of the Ordinary shares for a total consideration of approximately $ 7,131 at a price of $ 7.30 per share. These shares are included in the 3,564,360 Ordinary shares repurchased as of December 31, 2011 as stated above.

In 2009, 2010 and 2011, the Company issued 81,500 shares, 33,475 shares and 273,888 shares, respectively, of the repurchased shares upon the exercise of employee stock options.

The excess of the purchase price of the shares over their aggregate re-issuance price in the amount of $ 458, $ 162 and $ 1,094 was charged as a reduction to retained earnings for the years ended December 31, 2009, 2010 and 2011, respectively.

c.
On November 25, 2008, the Company exchanged options to purchase an aggregate of 1,276,950 Ordinary shares, with exercise prices ranging from $ 7.80-$ 28.0 per share, which had been granted under the 2000 Plan and granted new options to purchase an aggregate of 1,276,950 Ordinary shares, with an exercise price of $ 7.50 per share, under the 2000 Plan.  The new options will vest over a period of up to four years and nine months. The contractual term of the new options are six years except for cases when the original contractual term should be completed before the modified one.

The Company accounted for the exchange of options as a modification. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. The calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. That is, the original (pre-modification) option will be valued based on current assumptions, without regard to the assumptions made on the grant date. The modification date was considered to be December 24, 2008. As a result of the modification, the Company recorded incremental compensation cost of $ 581 to be recognized over the new service period beginning on the modification date. The unrecognized compensation cost remaining from the original grant date valuation is recognized over the remainder of the original requisite period. In its financial statements as of December 31, 2009, 2010 and 2011, the Company included an additional expense of $ 142, $ 140 and $ 137, respectively, with respect to this transaction.

d.
According to regulations adopted under the Israeli Companies Law, the terms of compensation of an outside director must be set and agreed to prior to the commencement of each three-year term of service of an outside director and may not be modified during the three year term other than to conform to the terms of a newly appointed outside director. During the second quarter of 2008, after receiving an opinion from the Company's legal advisors, the Company's Board of Directors cancelled options to purchase 117,500 Ordinary shares granted to two of its outside directors, due to certain terms of the aforementioned regulations which were not met. In the third quarter of 2008, the Company granted to each of its outside directors options to purchase 30,000 Ordinary shares, or in the aggregate options to purchase 90,000 Ordinary shares, exercisable at $ 6.78 per share. Options to purchase 60,000 Ordinary shares vested quarterly over three years, commencing May 14, 2006 (the date of the appointment of two of the directors as outside directors), and options to purchase 30,000 Ordinary shares vest quarterly over three years commencing September 24, 2008. The options are exercisable within 12 months after termination or resignation as a director of the Company. According to ASC 718, the option exchange was treated as a cancellation of the options and a grant of new options.

Accordingly, in the financial statements for the year ended December 31, 2008, the Company recognized all the remaining compensation cost in the amount of $ 309 due to the cancellation of options. The fair value of the new options granted in the amount of $ 184 is recognized over the remaining vesting period. In 2009, 2010 and 2011, $ 38, $ 20 and $ 0 in compensation costs were recognized, respectively.

e.
At the annual general meeting of shareholders held in October 2009, the Company's shareholders resolved to modify the terms of options granted to the Company's directors for their service in such capacity, such that the exercise period of such options (including previously granted options), be extended from 12 months to 18 months after a director's resignation from or termination of office. As a result of this modification, the Company recorded immaterial compensation expenses.

f.
The Company currently has one employee stock option plan, which provides for the grant by the Company of options to purchase up to an aggregate of 8,430,935 Ordinary shares to officers, employees, directors and consultants of the Company and its subsidiaries at an exercise price equal to at least the fair market value at the date of grant. The options vest ratably over vesting periods of approximately four years. The options expire six to ten years from the date of grant.

As of December 31, 2011, 551,040 Ordinary shares are available for future issuance under the option plan. Options that are cancelled or forfeited become available for future grant.

A summary of option activity during the year ended December 31, 2011 is summarized as follows:

	Year ended December 31, 2011
	Amount	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value

Options outstanding at beginning of year	3,726,280	$8.64	3.93	$6,509
Granted	990,800	$8.30
Exercised	(273,888)	$6.44
Forfeited	(436,451)	$8.09

Options outstanding at end of year	4,006,741	$8.77	3.51	$5,277

Vested and expected to vest at end of year	3,222,431	$9.11	3.26	$4,096

Options exercisable at end of year	2,163,900	$9.97	2.87	$2,478

The total compensation cost related to options granted to employees under the Company's share-based compensation plan recognized for the years ended December 31 2009, 2010 and 2011 amounted to $ 4,324, $ 2,507 and $ 1,995, respectively, net of estimated forfeitures. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was $ 60, $ 35 and $ 1,109, respectively. As of December 31, 2011, there was $ 2,748 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's option plan. That cost is expected to be recognized over a weighted-average period of 2.61 years.

All options were granted at an exercise price that was equal to the market price of the Ordinary shares at the date of grant. The weighted average grant date fair values of options granted during the years ended December 31, 2009, 2010 and 2011 were as follows:

Year ended December 31,
2009		2010		2011
Options	Weighted average fair value	Options	Weighted average fair value	Options	Weighted average fair value

746,300	$2.21	826,800	$2.57	990,800	$3.33

g.
In April 2010, the Company granted 50,000 options to non-employee consultants. The options vest over two years. The fair value of the options was estimated using a Black-Sholes option-pricing model with the following assumptions for 2010 and 2011, respectively: risk free interest rates of 0.42%-0.61% and 0.25%-0.80%, dividend yield of 0% for both years and volatility of 50.7%-57.8% and 42.74%-48.48%.

Compensation expense of $119 and $ 42 was recognized for the years ended December 31, 2010 and 2011, respectively, in accordance with accelerated method.

h.
In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future. The Company has decided not to declare dividends out of tax exempt earnings (see Note 16).